Unaudited Selected Quarterly Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unaudited Selected Quarterly Data (Table Amounts) [Abstract]
Sales	$ 8,721	$ 8,475	$ 8,456	$ 8,189	$ 8,156	$ 8,085	$ 7,119	$ 6,735	$ 33,841	$ 30,095	$ 26,004
Operating income	1,136	951	946	936	943	1,172	817	848	3,969	3,780	3,218
Net earnings	$ (409)	$ 933	$ 861	$ 863	$ 356	$ 1,244	$ 789	$ 840	$ 2,248	$ 3,229	$ 2,869
Basic earnings per share	$ (2.43)	$ 5.52	$ 5.07	$ 5.08	$ 2.07	$ 7.15	$ 4.52	$ 4.82	$ 13.28	$ 18.59	$ 16.45
Diluted earnings per share	$ (2.43)	$ 5.49	$ 5.06	$ 5.06	$ 2.06	$ 7.11	$ 4.50	$ 4.79	$ 13.22	$ 18.49	$ 16.34
Weighted-average common shares outstanding	168.4	169.1	169.7	170.0	171.8	174.1	174.5	174.3	169.3	173.7	174.4
Weighted-average diluted shares outstanding	168.4	169.9	170.3	170.7	172.6	174.9	175.4	175.4	170.0	174.6	175.6